Supplementary Information on Oil and Gas Operations-Unaudited - Standardized Measure (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Future Net Cash Flows [Abstract]
Future cash flows	$ 299,035	$ 487,834	$ 1,711,404
Future production costs	(117,283)	(171,678)	(372,690)
Future development costs	(83,720)	(116,591)	(244,784)
Future income taxes	0	0	(121,192)
Future net cash flows	98,032	199,565	972,738
10% annual discount	(30,763)	(71,880)	(424,176)
Standardized measure of discounted future net cash flows	$ 67,269	$ 127,685	$ 548,562	$ 451,180